Property, Plant And Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 44,199		¥ 35,011
Less: accumulated depreciation	(12,029)		(6,256)
Property, plant and equipment, net	40,042	$ 5,824	28,755
Software and Electronic Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	14,453		7,092
Building
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	19,342		18,592
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	10,404		¥ 9,327
Construction in Progress
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 7,872